Non-Controlling Interests (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	May 16, 2018
Noncontrolling Interest [Line Items]
Adjustments to non-controlling interests	$ 0
Pluralsight Holdings
Noncontrolling Interest [Line Items]
Ownership interest		100.00%
Units outstanding (in shares)	134,073,639	134,073,639
Pluralsight Holdings | Pluralsight, Inc.
Noncontrolling Interest [Line Items]
Ownership interest		48.60%
Units outstanding (in shares)	65,191,907	65,191,907
Continuing Members | Pluralsight Holdings
Noncontrolling Interest [Line Items]
Ownership interest		51.40%
Units outstanding (in shares)	68,881,732	68,881,732
LLC Units
Noncontrolling Interest [Line Items]
Units still subject to time-based vesting requirements (in shares)	3,195,322	3,195,322	3,942,674
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Adjustments to non-controlling interests	$ 19,628